advance billings and customer deposits	6 Months Ended
Jun. 30, 2026
advance billings and customer deposits
advance billings and customer deposits
24	advance billings and customer deposits

	June 30,	December 31,
As at (millions)	2026	2025
Advance billings	$825	$877
Deferred customer activation and connection fees	4	3
Customer deposits	15	13
Contract liabilities	844	893
Other	136	160
	$980	$1,053

Contract liabilities represent our future performance obligations to customers for services and/or equipment for which we have already received consideration or for which an amount is due from the customer. Our contract liability balances, and the changes in those balances, are as follows:

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Balance, beginning of period	$1,182	$1,135	$1,161	$1,102
Revenue deferred in previous period and recognized in current period	(725)	(636)	(649)	(631)
Net additions arising from operations	667	654	612	682
Additions arising from business acquisitions	—	23	—	23
Balance, end of period	$1,124	$1,176	$1,124	$1,176
Current			$965	$1,026
Non-current (Note 27)
Deferred revenues			158	147
Deferred customer activation and connection fees			1	3
			$1,124	$1,176
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities			$965	$1,026
Reclassification to contract assets of contracts with contract liabilities less than contract assets (Note 6(c))			(108)	(119)
Reclassification from contract assets of contracts with contract assets less than contract liabilities (Note 6(c))			(13)	(17)
			$844	$890